ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and benefits	$ 114,839	$ 293,324
Professional fees and other accrued expenses	826,966	849,183
Interest payable	127,244
Accrued expenses and other liabilities, net	$ 1,069,049	$ 1,142,507